Income Taxes Reconciliation of Income Tax Satutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense (benefit) at U.S. statutory rate of 35 percent	$ 95	$ 302	$ 462
Increase (reduction) in income taxes resulting from:
Nondeductible goodwill included in the Lake Charles LNG transaction	0	0	105
Goodwill impairment	278	0	0
Partnership earnings not subject to tax	(590)	(366)	(284)
State tax, net of federal tax benefit	(10)	(35)	52
Dividend received deduction	(15)	(22)	0
Premium on debt retirement	0	0	(10)
Audit settlement	0	(7)	0
Foreign taxes	0	0	(8)
Other	(6)	(20)	8
Total income tax expense (benefit) from continuing operations	$ (248)	$ (148)	$ 325